INCOME TAX BENEFIT/(EXPENSE)	12 Months Ended
Dec. 31, 2017
INCOME TAX BENEFIT/(EXPENSE)
INCOME TAX BENEFIT/(EXPENSE)

31.    INCOME TAX BENEFIT/ (EXPENSE)

	2015	2016	2017
Current income tax expense:
— PRC corporate income tax	(259,758)	(503,233)	(841,069)
Deferred income tax benefit	485,719	99,061	198,802
	225,961	(404,172)	(642,267)

In general, the Group’s PRC entities are subject to PRC corporate income tax at the standard rate of 25%  (2015:25%,  2016:  25%) on their respective estimated assessable profits for the year. Certain branches and subsidiaries of the Company located in the western regions of the PRC are granted tax concessions including a preferential tax rate of 15%  (2015: 15%,  2016:  15%).

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, and a reconciliation of the applicable rates to the effective tax rates, are as follows:

	2015	2016	2017

Profit before income tax	121,941	1,625,545	3,006,216
Tax expense calculated at the statutory tax rate of 25% (2015 and 2016: 25%)	30,485	406,386	751,554
Tax effects of:
Preferential income tax rates applicable to certain branches and subsidiaries	21,442	(3,322)	(287,081)
Impact of change in income tax rate	4,538	5,945	98,150
Tax losses with no deferred tax assets recognized	445,056	267,288	296,728
Deductible temporary differences with no deferred tax assets recognized	241,812	78,644	363,809
Utilisation of previously unrecognized tax losses and deductible temporary differences	(358,106)	(203,423)	(258,232)
Tax incentive in relation to deduction of certain expenses	(2,502)	(3,769)	(43,846)
Non-taxable income	(149,613)	(89,602)	(126,101)
Expenses not deductible for tax purposes	30,280	80,014	49,636
Write-off of unrecoverable deferred tax assets previously recognized	76,775	3,315	49,808
Unrecognized taxable temporary differences relating to equity investments	(351,846)	—	—
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized	(238,728)	(117,513)	(274,726)
True-up adjustments in respect of prior year's annual income tax filings and others	24,446	(19,791)	22,568
Income tax expense	(225,961)	404,172	642,267
Effective tax rate	(185)%	25%	21%

Share of income tax expense of associates and joint ventures of RMB86 million (2015: RMB41 million, 2016:  RMB64 million) and RMB11 million (2015: RMB21 million, 2016:  RMB22 million) is included in “share of profits and losses of associates" and “share of profits and losses of joint ventures“, respectively.